Incentive Compensation Units - Summary of Class B Unit Activity (Details) - $ / shares		1 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class B Units
Class B Units Activity
Units outstanding, beginning balance (in shares)		49,553	39,597	35,240	24,533
Granted (in shares)		9,838	10,532	4,621	12,023
Units converted (in shares)	(730)	(730)			(378)
Forfeited/Canceled (in shares)	(17,669)	(17,669)	(576)	(264)	(1,694)
Units outstanding, ending balance (in shares)	0	0	49,553	39,597	35,240
Class B Units Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)		$ 2,900	$ 3,800	$ 4,500	$ 10,700
Granted (in dollars per share)		100	800	1,900	3,500
Units converted (in dollars per share)		(1,700)			(700)
Forfeited/Canceled (in dollars per share)		(600)	(1,200)	(4,400)	(5,500)
Ending balance (in dollars per share)	$ 0	$ 0	$ 2,900	$ 3,800	$ 4,500
Class B Units | Affiliated Entity
Class B Units Activity
Units converted (in shares)		(40,992)
Class B Units Weighted Average Grant Date Fair Value
Units converted (in dollars per share)		$ (3,200)
Class B Units | Employee
Class B Units Activity
Units outstanding, beginning balance (in shares)		9,915	9,932	9,717	8,855
Granted (in shares)		85	90	300	1,904
Units converted (in shares)		(245)			(378)
Forfeited/Canceled (in shares)		(555)	(107)	(85)	(1,420)
Units outstanding, ending balance (in shares)	0	0	9,915	9,932	9,717
Class B Units Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)		$ 4,200	$ 4,600	$ 4,600	$ 4,100
Granted (in dollars per share)		14,000	13,100	10,100	7,400
Units converted (in dollars per share)		(3,400)			(700)
Forfeited/Canceled (in dollars per share)		(8,200)	(4,400)	(9,400)	(4,100)
Ending balance (in dollars per share)	$ 0	$ 0	$ 4,200	$ 4,600	$ 4,600
Class B Units | Employee | Affiliated Entity
Class B Units Activity
Units converted (in shares)		(9,200)
Class B Units Weighted Average Grant Date Fair Value
Units converted (in dollars per share)		$ (4,000)
Class B Units | Non-employee
Class B Units Activity
Units outstanding, beginning balance (in shares)		39,638	29,665	25,523	15,678
Granted (in shares)		9,753	10,442	4,321	10,119
Units converted (in shares)		(485)			0
Forfeited/Canceled (in shares)		(17,114)	(469)	(179)	(274)
Units outstanding, ending balance (in shares)	0	0	39,638	29,665	25,523
Class B Units Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)		$ 2,500	$ 3,500	$ 4,500	$ 14,500
Granted (in dollars per share)		0	700	1,400	2,700
Units converted (in dollars per share)		(800)			0
Forfeited/Canceled (in dollars per share)		(400)	(500)	(2,100)	(12,500)
Ending balance (in dollars per share)	$ 0	$ 0	$ 2,500	$ 3,500	$ 4,500
Class B Units | Non-employee | Affiliated Entity
Class B Units Activity
Units converted (in shares)		(31,792)
Class B Units Weighted Average Grant Date Fair Value
Units converted (in dollars per share)		$ (2,900)
Class B Performance Units
Class B Units Activity
Units outstanding, beginning balance (in shares)		6,879
Units outstanding, ending balance (in shares)			6,879